UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	97.9
8 - 30	2.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
U.S. Treasury Debt - 2.1%
	Yield (%)(a)	Principal Amount (b)	Value ($)
U.S. Treasury Obligations - 2.1%
U.S. Treasury Bills
12/8/22			999,300,000

TOTAL U.S. TREASURY DEBT (Cost $999,261,111)			999,300,000

Non-Negotiable Time Deposit - 5.8%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Time Deposits - 5.8%
Canadian Imperial Bank of Commerce
12/1/22	3.80	20,034,000	20,034,000
Credit Agricole CIB
12/1/22	3.80	153,210,000	153,210,000
Mizuho Bank Ltd.
12/1/22	3.82	317,000,000	317,000,000
Mizuho Bank Ltd. Canada Branch
12/1/22	3.83	2,166,000,000	2,166,000,000
Royal Bank of Canada
12/1/22	3.82	175,337,000	175,337,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $2,831,581,000)			2,831,581,000

U.S. Government Agency Repurchase Agreement - 2.9%
	Maturity Amount ($)	Value ($)
In a joint trading account at 3.8% dated 11/30/22 due 12/1/22 (Collateralized by U.S. Government Obligations)# (Cost $1,426,545,000)	1,426,695,547	1,426,545,000

U.S. Treasury Repurchase Agreement - 88.8%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 3.8%, dated 11/30/22 due 12/1/22 (Collateralized by U.S. Treasury Obligations valued at $43,047,543,491, 0.13% - 2.50%, 6/30/23 - 2/15/32) (Cost $43,043,000,000)	43,047,543,428	43,043,000,000

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $48,300,387,111)	48,300,426,000
NET OTHER ASSETS (LIABILITIES) - 0.4%	186,981,130
NET ASSETS - 100.0%	48,487,407,130

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Treasury Debt	999,300,000	-	999,300,000	-

Non-Negotiable Time Deposit	2,831,581,000	-	2,831,581,000	-

U.S. Government Agency Repurchase Agreement	1,426,545,000	-	1,426,545,000	-

U.S. Treasury Repurchase Agreement	43,043,000,000	-	43,043,000,000	-
Total Investments in Securities:	48,300,426,000	-	48,300,426,000	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$1,426,545,000 due 12/01/22 at 3.80%
Bank of America Securities, Inc.	263,235,000
J.P. Morgan Securities, LLC	124,183,000
Nomura Securities International	920,479,000
Societe Generale	118,648,000
1,426,545,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $44,469,545,000) - See accompanying schedule Unaffiliated issuers (cost $48,300,387,111):		$48,300,426,000
Cash		634
Interest receivable		4,998,733
Receivable for interfund loans		337,700,000
Other affiliated receivables		38,883
Total assets		48,643,164,250
Liabilities
Distributions payable	$155,744,723
Other payables and accrued expenses	12,397
Total Liabilities		155,757,120
Net Assets		$48,487,407,130
Net Assets consist of:
Paid in capital		$48,487,312,920
Total accumulated earnings (loss)		94,210
Net Assets		$48,487,407,130
Net Asset Value , offering price and redemption price per share ($48,487,407,130 ÷ 48,477,796,368 shares)		$1.0002

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Interest (including $1,583,541 from affiliated interfund lending)		$618,447,024
Expenses
Custodian fees and expenses	29,042
Independent trustees' fees and expenses	91,967
Total expenses before reductions	121,009
Expense reductions	(131)
Total expenses after reductions		120,878
Net Investment income (loss)		618,326,146
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16
Total net realized gain (loss)		16
Change in net unrealized appreciation (depreciation) on investment securities		38,889
Net increase in net assets resulting from operations		$618,365,051
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$618,326,146	$82,097,791
Net realized gain (loss)	16	69,356
Change in net unrealized appreciation (depreciation)	38,889	(399,235)
Net increase in net assets resulting from operations	618,365,051	81,767,912
Distributions to shareholders	(618,290,710)	(82,097,806)
Affiliated share transactions
Proceeds from sales of shares	244,585,693,398	596,087,231,699
Reinvestment of distributions	16,685	1,788
Cost of shares redeemed	(248,988,636,175)	(601,492,138,278)
Net increase (decrease) in net assets and shares resulting from share transactions	(4,402,926,092)	(5,404,904,791)
Total increase (decrease) in net assets	(4,402,851,751)	(5,405,234,685)

Net Assets
Beginning of period	52,890,258,881	58,295,493,566
End of period	$48,487,407,130	$52,890,258,881

Other Information
Shares
Sold	244,536,786,041	595,968,034,803
Issued in reinvestment of distributions	16,685	1,788
Redeemed	(248,938,848,405)	(601,371,863,905)
Net increase (decrease)	(4,402,045,679)	(5,403,827,314)

Financial Highlights
Fidelity® Cash Central Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Income from Investment Operations
Net investment income (loss) A	.0123	.0016	.0010	.0155	.0223	.0131
Net realized and unrealized gain (loss) B	-	-	-	-	-	-
Total from investment operations	.0123	.0016	.0010	.0155	.0223	.0131
Distributions from net investment income	(.0123)	(.0016)	(.0010)	(.0155)	(.0223)	(.0131)
Total distributions	(.0123)	(.0016)	(.0010)	(.0155)	(.0223)	(.0131)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002	$1.0002
Total Return C,D	1.23%	.15%	.10%	1.56%	2.26%	1.31%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% G	-% G	.01%	.01%	-% G
Expenses net of fee waivers, if any	-% G,H	-% G	-% G	.01%	.01%	-% G
Expenses net of all reductions	-% G,H	-% G	-% G	.01%	.01%	-% G
Net investment income (loss)	2.43% H	.14%	.09%	1.55%	2.24%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$48,487,407	$52,890,259	$58,295,494	$44,967,102	$44,503,265	$43,495,230

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Amount represents less than .005%.

H Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$38,889
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$38,889
Tax cost	$48,300,387,111

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented as Receivable for interfund loans in the Statement of Assets and Liabilities, and any accrued interest is included in Other affiliated receivables. Activity in this program during the period for which loans were outstanding was as follows:
		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	27,922,478	2.54%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
4. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $131.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Cash Central Fund	0.0005%
Actual		$ 1,000	$ 1,012.30	$- D
Hypothetical- B		$ 1,000	$ 1,025.07	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.734014.122
TCC-SANN-0123
Fidelity® Municipal Cash Central Fund

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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Investment Summary November 30, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	99.7
31 - 60	0.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.8)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 80.2%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 1.1% 12/1/22, VRDN (b)	8,600,000	8,600,000
Series 2014 B, 1.1% 12/1/22, VRDN (b)	5,400,000	5,400,000
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 1.45% 12/1/22, VRDN (b)(c)	1,400,000	1,400,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 1.45% 12/1/22, VRDN (b)(c)	5,630,000	5,630,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 1.45% 12/1/22, VRDN (b)(c)	1,400,000	1,400,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 1.45% 12/1/22, VRDN (b)(c)	40,705,000	40,705,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 1.45% 12/1/22, VRDN (b)(c)	14,850,000	14,850,000
TOTAL ALABAMA		77,985,000
Alaska - 0.1%
Valdez Marine Term. Rev. (ExxonMobil Proj.) Series 2001, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	2,300,000	2,300,000
Arizona - 0.2%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 2.16% 12/7/22, VRDN (b)	1,100,000	1,100,000
Series 2009 C, 2.1% 12/7/22, VRDN (b)	4,000,000	4,000,000
TOTAL ARIZONA		5,100,000
Arkansas - 0.0%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2002, 2.05% 12/7/22, VRDN (b)(c)	1,000,000	1,000,000
California - 0.3%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B2, 0.6% 12/1/22 (Liquidity Facility UBS AG), VRDN (b)	6,800,000	6,800,000
Connecticut - 0.4%
Connecticut Hsg. Fin. Auth. Series F, 1.8% 12/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)	9,900,000	9,900,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 1.25% 12/1/22, VRDN (b)(c)	22,800,000	22,800,000
Series 1999 B, 2.08% 12/7/22, VRDN (b)(c)	2,400,000	2,400,000
TOTAL DELAWARE		25,200,000
District Of Columbia - 0.3%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	3,500,000	3,500,000
District of Columbia Univ. Rev. (Georgetown Univ. Proj.) Series 2007 C1, 1.89% 12/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	1,150,000	1,150,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2011 A, 1.9% 12/7/22, LOC TD Banknorth, NA, VRDN (b)(c)	1,800,000	1,800,000
FHLMC District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Park 7 at Minnesota Benning Proj.) Series 2012, 1.93% 12/7/22, LOC Freddie Mac, VRDN (b)	1,020,000	1,020,000
TOTAL DISTRICT OF COLUMBIA		7,470,000
Florida - 4.1%
Bay County Indl. Rev. Dev. (Gulf Pwr. Co. Proj.) Series 2020, 1.2% 12/1/22, VRDN (b)(c)	6,800,000	6,800,000
Brevard County Hsg. Fin. Auth. (Manatee Cove Apts. Proj.) Series 2005, 1.93% 12/7/22, LOC Citibank NA, VRDN (b)(c)	5,455,000	5,455,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 1.15% 12/1/22, VRDN (b)(c)	51,860,000	51,860,000
Series 2018 B, 1.25% 12/1/22, VRDN (b)(c)	19,440,000	19,440,000
Hillsborough County Hsg. Fin. Auth. Multi-family Rev. (Claymore Crossings Apt. Proj.) Series 2005, 1.93% 12/7/22, LOC Citibank NA, VRDN (b)(c)	9,515,000	9,515,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2016 A, 1.15% 12/1/22, VRDN (b)(c)	2,200,000	2,200,000
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 1.1% 12/1/22, VRDN (b)(c)	5,600,000	5,600,000
TOTAL FLORIDA		100,870,000
Georgia - 3.7%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.4% 12/1/22, VRDN (b)	8,400,000	8,400,000
Series 2012, 1.45% 12/1/22, VRDN (b)(c)	13,450,000	13,450,000
Series 2018, 1.6% 12/1/22, VRDN (b)	4,450,000	4,450,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 1.47% 12/1/22, VRDN (b)(c)	17,100,000	17,100,000
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 1.7% 12/1/22, VRDN (b)	8,465,000	8,465,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2017, 1.15% 12/1/22, VRDN (b)(c)	9,700,000	9,700,000
Series 2019, 1.2% 12/1/22, VRDN (b)(c)	31,030,000	31,030,000
TOTAL GEORGIA		92,595,000
Illinois - 1.4%
Chicago Midway Arpt. Rev. Series 2014 C, 1.93% 12/7/22, LOC PNC Bank NA, VRDN (b)(c)	4,300,000	4,300,000
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. (Lufthansa German Airlines Proj.) Series 2001, 2.02% 12/7/22, LOC Bayerische Landesbank, VRDN (b)(c)	6,000,000	6,000,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	25,585,000	25,585,000
TOTAL ILLINOIS		35,885,000
Indiana - 2.9%
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) Series 2005, 1.9% 12/7/22, VRDN (b)(c)	39,000,000	39,000,000
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A4, 1.05% 12/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,700,000	5,700,000
Series 2009 A5, 1% 12/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	4,895,000	4,895,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 1% 12/1/22, LOC Barclays Bank PLC, VRDN (b)	4,920,000	4,920,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E8, 1.87% 12/7/22, VRDN (b)	3,055,000	3,055,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 1.06% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	14,400,000	14,400,000
TOTAL INDIANA		71,970,000
Iowa - 1.7%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2009 A, 1.93% 12/7/22, VRDN (b)	4,000,000	4,000,000
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	8,485,000	8,485,000
Series 2013 B2, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	2,285,000	2,285,000
Iowa Fin. Auth. Solid Waste Facilities (MidAmerican Energy Co. Proj.) Series 2017, 1.97% 12/7/22, VRDN (b)(c)	26,830,000	26,830,000
TOTAL IOWA		41,600,000
Kansas - 0.3%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 2.1% 12/7/22, VRDN (b)	400,000	400,000
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.15% 12/7/22, VRDN (b)	3,300,000	3,300,000
Series 2007 B, 2.15% 12/7/22, VRDN (b)	1,000,000	1,000,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	2,100,000	2,100,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	600,000	600,000
TOTAL KANSAS		7,600,000
Kentucky - 2.2%
Louisville Reg'l. Arpt. Auth. Series 2006 A, 1.11% 12/1/22, VRDN (b)(c)	42,000,000	42,000,000
Meade County Indl. Bldg. Rev. (Nucor Steel Brandenburg Proj.):
Series 2020 A1, 1.83% 12/1/22, VRDN (b)(c)	9,800,000	9,800,000
Series 2020 B1, 1.83% 12/1/22, VRDN (b)(c)	3,500,000	3,500,000
TOTAL KENTUCKY		55,300,000
Louisiana - 3.5%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	10,400,000	10,400,000
East Baton Rouge Parish Solid Waste Series 1998, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2003, 1.85% 12/7/22, VRDN (b)(c)	16,420,000	16,420,000
Series 2008 B, 1% 12/1/22, VRDN (b)	14,500,000	14,500,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 1.17% 12/1/22, VRDN (b)(c)	21,800,000	21,800,000
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 2.3% 12/7/22, VRDN (b)	3,900,000	3,900,000
St. Bernard Parish Exempt FAC Series 1996, 1.05% 12/1/22, VRDN (b)(c)	15,500,000	15,500,000
FHLMC Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 1.86% 12/7/22, LOC Freddie Mac, VRDN (b)	1,150,000	1,150,000
TOTAL LOUISIANA		85,670,000
Maryland - 1.2%
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 C, 1.94% 12/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	28,940,000	28,940,000
Massachusetts - 0.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 1.85% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	9,500,000	9,500,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 1.88% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,500,000	3,500,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	1,200,000	1,200,000
TOTAL MASSACHUSETTS		14,200,000
Michigan - 2.2%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 1% 12/1/22, LOC PNC Bank NA, VRDN (b)	1,750,000	1,750,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 1.88% 12/7/22, LOC Barclays Bank PLC, VRDN (b)(c)	4,705,000	4,705,000
Series 2002 A, 2% 12/7/22, LOC Bank of America NA, VRDN (b)(c)	3,000,000	3,000,000
Michigan State Univ. Revs. Series 2005, 1.9% 12/7/22 (Liquidity Facility PNC Bank NA), VRDN (b)	36,070,000	36,070,000
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.15% 12/1/22, LOC Comerica Bank, VRDN (b)	8,150,000	8,150,000
TOTAL MICHIGAN		53,675,000
Minnesota - 1.0%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2009 B1, 1% 12/1/22, LOC JPMorgan Chase Bank, VRDN (b)	7,180,000	7,180,000
Series 2009 B2, 1% 12/1/22, LOC JPMorgan Chase Bank, VRDN (b)	3,750,000	3,750,000
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.05% 12/1/22, LOC Wells Fargo Bank NA, VRDN (b)	13,670,000	13,670,000
TOTAL MINNESOTA		24,600,000
Mississippi - 4.8%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 1.05% 12/1/22, VRDN (b)(c)	18,000,000	18,000,000
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 1% 12/1/22, VRDN (b)	2,780,000	2,780,000
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 1% 12/1/22, VRDN (b)	8,265,000	8,265,000
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	13,905,000	13,905,000
Series 2007 C, 1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	17,205,000	17,205,000
Series 2007 D, 1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	26,420,000	26,420,000
Series 2011 A, 1% 12/1/22, VRDN (b)	2,490,000	2,490,000
Series 2011 C, 1% 12/1/22, VRDN (b)	1,100,000	1,100,000
Series 2011 F, 1% 12/1/22, VRDN (b)	17,700,000	17,700,000
Series 2011 B, 1% 12/1/22, VRDN (b)	11,000,000	11,000,000
TOTAL MISSISSIPPI		118,865,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Rev.:
(Saint Louis Univ. Proj.) Series 2008 B1, 1.1% 12/1/22, LOC Barclays Bank PLC, VRDN (b)	1,525,000	1,525,000
(Washington Univ. Proj.) Series 2003 B, 1.06% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	4,685,000	4,685,000
TOTAL MISSOURI		6,210,000
Nebraska - 1.0%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2021 B, 1.8% 12/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(c)	16,800,000	16,800,000
Series 2022 E, 1.8% 12/7/22 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)	8,300,000	8,300,000
TOTAL NEBRASKA		25,100,000
Nevada - 2.4%
Clark County Arpt. Rev.:
Series 2008 C1, 1.95% 12/7/22, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
Series 2008 C3, 1.99% 12/7/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)(c)	29,180,000	29,180,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 1.85% 12/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)	28,200,000	28,200,000
TOTAL NEVADA		59,380,000
New York - 16.0%
New York City Gen. Oblig.:
Series 2006 I8, 1.05% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,045,000	1,045,000
Series 2008 L4, 1.05% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	13,900,000	13,900,000
Series 2013 A2, 1.05% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,800,000	6,800,000
Series 2013 A3, 1.05% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,200,000	6,200,000
Series 2013 F3, 0.98% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	21,000,000	21,000,000
Series 2023 A, 1% 12/1/22 (Liquidity Facility Bank of Montreal), VRDN (b)	58,500,000	58,500,000
Series 2104 1, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	3,850,000	3,850,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 1.05% 12/1/22 (Liquidity Facility Citibank NA), VRDN (b)	17,375,000	17,375,000
Series 2009 BB2, 1.02% 12/1/22 (Liquidity Facility UBS AG), VRDN (b)	6,070,000	6,070,000
Series 2011 DD-1, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	8,130,000	8,130,000
Series 2011 DD-3A, 1.05% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	9,385,000	9,385,000
Series 2014 AA:
1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,150,000	5,150,000
1% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,005,000	17,005,000
1% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,500,000	1,500,000
1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	7,285,000	7,285,000
1.05% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,600,000	4,600,000
Series 2021 EE2, 1.05% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	730,000	730,000
Series FF:
0.98% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	1,005,000	1,005,000
1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	12,375,000	12,375,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	23,495,000	23,495,000
Series 2013 A4, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,210,000	5,210,000
Series 2013 C4, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	6,365,000	6,365,000
Series 2015 A3, 1.01% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,145,000	17,145,000
Series 2015 E4, 0.98% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	11,305,000	11,305,000
Series 2019 B4, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	8,840,000	8,840,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 1.04% 12/1/22, LOC Landesbank Hessen-Thuringen, VRDN (b)(c)	15,150,000	15,150,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	39,340,000	39,340,000
New York Metropolitan Trans. Auth. Rev. Series 2012 G2, 1.85% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	33,000,000	33,000,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (155 West 21st Street Dev. Proj.) Series 2007 A, 1.8% 12/7/22, LOC Fannie Mae, VRDN (b)(c)	16,550,000	16,550,000
New York Hsg. Fin. Agcy. Rev. (West 20th Street Proj.) Series 2001 A, 1.94% 12/7/22, LOC Fannie Mae, VRDN (b)(c)	16,200,000	16,200,000
TOTAL NEW YORK		394,505,000
North Carolina - 0.9%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	19,125,000	19,125,000
Cumberland County Indl. Facilities & Poll. Cont. Fing. Auth. (Cargill, Inc. Proj.) Series 2022, 1.96% 12/7/22, VRDN (b)(c)	2,900,000	2,900,000
TOTAL NORTH CAROLINA		22,025,000
Ohio - 3.6%
Franklin County Hosp. Facilities Rev.:
Series 2009 B, 1.83% 12/7/22 (Liquidity Facility Barclays Bank PLC), VRDN (b)(d)	5,700,000	5,700,000
Series 2014, 1.86% 12/7/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,000,000	1,000,000
Series 2022, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	54,295,000	54,295,000
Montgomery County Hosp. Rev. Series 2019 B, 1.9% 12/7/22, LOC PNC Bank NA, VRDN (b)	10,400,000	10,400,000
Ohio Hosp. Rev. Series 2018, 1% 12/1/22, LOC PNC Bank NA, VRDN (b)	11,200,000	11,200,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 2% 12/7/22, VRDN (b)	5,300,000	5,300,000
TOTAL OHIO		87,895,000
Oregon - 0.6%
Oregon Facilities Auth. Rev.:
Series 2018 A, 1.06% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	8,600,000	8,600,000
Series 2018 B, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	4,110,000	4,110,000
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 1.93% 12/7/22, LOC Freddie Mac, VRDN (b)(c)	1,700,000	1,700,000
TOTAL OREGON		14,410,000
Pennsylvania - 1.1%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.94% 12/7/22, LOC Truist Bank, VRDN (b)	200,000	200,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.1% 12/1/22, VRDN (b)	8,500,000	8,500,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.1% 12/1/22, LOC JPMorgan Chase Bank, VRDN (b)	6,100,000	6,100,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 1.95% 12/7/22, LOC Citizens Bank NA, VRDN (b)	9,330,000	9,330,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 1.86% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	3,600,000	3,600,000
TOTAL PENNSYLVANIA		27,730,000
South Carolina - 0.1%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 2.25% 12/7/22, VRDN (b)(c)	100,000	100,000
Series 1997, 2.25% 12/7/22, VRDN (b)(c)	2,700,000	2,700,000
TOTAL SOUTH CAROLINA		2,800,000
Tennessee - 2.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Series 2003, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	3,100,000	3,100,000
Series 2005, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	12,005,000	12,005,000
Henderson TN IDB Rev. (Arvin Sango, Inc. Proj.) Series 2012, 1.94% 12/7/22, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)(c)	10,000,000	10,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev.:
(Tennessee County Ln. Pool Prog.) Series 2006, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	6,400,000	6,400,000
Series 2008, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	1,500,000	1,500,000
Sevier County Pub. Bldg. Auth. Rev. Series V1 K1, 1.07% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	28,605,000	28,605,000
TOTAL TENNESSEE		62,610,000
Texas - 8.9%
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) Series 2002, 1.96% 12/7/22, LOC Citibank NA, VRDN (b)(c)	8,300,000	8,300,000
Calhoun Port Auth. Envir. Facilities Rev.:
Series 2007 A, 1.98% 12/7/22, LOC PNC Bank NA, VRDN (b)(c)	10,930,000	10,930,000
Series 2008, 1.98% 12/7/22, LOC Bank of America NA, VRDN (b)(c)	4,400,000	4,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 1.08% 12/1/22, VRDN (b)(c)	29,050,000	29,050,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Proj.) Series 2002, 1.04% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,700,000	4,700,000
Series 2001 A, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Series 2001 B, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	6,500,000	6,500,000
Series 2003, 1.04% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	7,700,000	7,700,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 1% 12/1/22, VRDN (b)	26,950,000	26,950,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series 2008 A2, 1% 12/1/22, VRDN (b)	24,900,000	24,900,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) Series 1997, 1.04% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	2,000,000	2,000,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 2.25% 12/7/22, VRDN (b)(c)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,800,000	4,800,000
Series 2001 B2, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	22,610,000	22,610,000
Series 2008 B4, 1.05% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)(c)	4,685,000	4,685,000
(Onyx Envir. Svcs. Proj.) Series 2003, 1.96% 12/7/22, LOC Bank of America NA, VRDN (b)(c)	10,250,000	10,250,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	26,270,000	26,270,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 1.95% 12/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,100,000	3,100,000
Series 2001 A2, 2% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	11,425,000	11,425,000
Series 2006 D, 2% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)(c)	4,180,000	4,180,000
TOTAL TEXAS		219,700,000
Washington - 1.2%
Port of Seattle Rev. Series 2008, 1.95% 12/7/22, LOC MUFG Bank Ltd., VRDN (b)(c)	7,600,000	7,600,000
FHLMC Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Ballard Landmark Inn Proj.) Series 2015 A, 1.99% 12/7/22, LOC Fed. Home Ln. Bank, San Francisco, VRDN (b)(c)	21,590,000	21,590,000
TOTAL WASHINGTON		29,190,000
West Virginia - 1.1%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 2.05% 12/7/22, VRDN (b)(c)	3,700,000	3,700,000
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.98% 12/7/22, VRDN (b)(c)	24,200,000	24,200,000
TOTAL WEST VIRGINIA		27,900,000
Wisconsin - 4.5%
Green Bay Redev. Auth. (Green Bay Packaging, Inc. Proj.) Series 2019, 1.95% 12/7/22, LOC Wells Fargo Bank NA, VRDN (b)(c)(e)	18,500,000	18,500,000
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	64,390,000	64,390,000
Wisconsin Gen. Oblig. Series 2019 A, 2% 12/7/22, VRDN (b)	28,000,000	28,000,000
TOTAL WISCONSIN		110,890,000
Wyoming - 1.0%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 2% 12/7/22, VRDN (b)(c)	900,000	900,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 1.55% 12/1/22, VRDN (b)(c)	24,400,000	24,400,000
TOTAL WYOMING		25,300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,983,170,000)		1,983,170,000

Tender Option Bond - 20.6%
	Principal Amount (a)	Value ($)
Alabama - 0.3%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series ZF 13 98, 1.93% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,965,000	1,965,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	5,650,000	5,650,000
TOTAL ALABAMA		7,615,000
Arizona - 0.5%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 1.12% 12/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	4,700,000	4,700,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 2.02% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series Floaters E85, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	5,100,000	5,100,000
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)(g)	500,000	500,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Floaters ZF 27 58, 2% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,725,000	1,725,000
TOTAL ARIZONA		12,325,000
California - 1.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 17 04, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	100,000	100,000
Series Floaters XG 01 44, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	17,000,000	17,000,000
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Floaters XF 27 24, 1.95% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	1,300,000	1,300,000
Series XF 13 73, 1.95% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	800,000	800,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	600,000	600,000
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series YX 11 31, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	10,135,000	10,135,000
San Jose Int. Arpt. Rev. Participating VRDN Series 2017, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,900,000	1,900,000
TOTAL CALIFORNIA		31,835,000
Colorado - 0.8%
Colorado Health Facilities Auth. Rev. Bonds Participating VRDN Series 2022 YX 12 54, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,905,000	3,905,000
CommonSpirit Health Participating VRDN Series Floaters XF 10 01, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,800,000	3,800,000
Denver City & County Arpt. Rev. Participating VRDN:
Series 2022 XX 12 60, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	4,575,000	4,575,000
Series Floaters XF 10 36, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	7,400,000	7,400,000
TOTAL COLORADO		19,680,000
Connecticut - 1.4%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,480,000	5,480,000
Series Floaters 014, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,355,000	2,355,000
Series Floaters 016, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,400,000	2,400,000
Series Floaters XL 00 66, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	7,945,000	7,945,000
Series Floaters YX 10 95, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)(g)	3,125,000	3,125,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN Series Floaters YX 10 77, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(f)(g)	12,250,000	12,250,000
TOTAL CONNECTICUT		33,555,000
District Of Columbia - 0.3%
District of Columbia Income Tax Rev. Participating VRDN Series XF 23 41, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	640,000	640,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series 2022 XG 04 04, 1.99% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,700,000	2,700,000
Series XG 02 98, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,125,000	3,125,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 2.02% 12/7/22 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	1,065,000	1,065,000
TOTAL DISTRICT OF COLUMBIA		7,530,000
Florida - 2.6%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 1.98% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	800,000	800,000
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,780,000	3,780,000
Broward County Port Facilities Rev. Participating VRDN Series XF 09 52, 1.96% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(f)(g)	2,230,000	2,230,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series Solar 0049, 0.99% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	3,045,000	3,045,000
Florida Higher Edl. Facilities Fing. Auth. Participating VRDN Series XF 29 22, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,230,000	3,230,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 1.12% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)(g)	12,400,000	12,400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN:
Series Floaters ZF 25 03, 1.94% 12/7/22 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	3,750,000	3,750,000
Series XF 28 77, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,075,000	2,075,000
Series XM 08 96, 1.95% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,000,000	1,000,000
Lee County Arpt. Rev. Participating VRDN Series XF 11 26, 1.97% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	3,650,000	3,650,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	100,000	100,000
Miami-Dade County Wtr. & Swr. Rev. Participating VRDN Series 2021 XF 11 01, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	1,760,000	1,760,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,000,000	3,000,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	22,135,000	22,135,000
TOTAL FLORIDA		63,655,000
Georgia - 0.3%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XX 12 18, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,805,000	3,805,000
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	700,000	700,000
Fulton County Dev. Auth. Hosp. Rev. Participating VRDN Series 2022 XG 04 06, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,920,000	2,920,000
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	360,000	360,000
TOTAL GEORGIA		7,785,000
Hawaii - 0.1%
Hawaii Arpts. Sys. Rev. Participating VRDN Series XX 12 17, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	3,400,000	3,400,000
Illinois - 1.9%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,450,000	3,450,000
Series 2022 XF 30 45, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	6,050,000	6,050,000
Series E 151, 1.94% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	4,425,000	4,425,000
Series XM 10 05, 2.05% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	400,000	400,000
Series XX 12 64, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,600,000	3,600,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,720,000	3,720,000
Cook County Sales Tax Rev. Participating VRDN Series Floaters XF 25 01, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	4,800,000	4,800,000
Illinois Fin. Auth. Participating VRDN:
Series 2022 ZF 30 56, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,700,000	2,700,000
Series XX 12 51, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	5,695,000	5,695,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,770,000	1,770,000
Series XF 11 47, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	900,000	900,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	600,000	600,000
Series XF 10 10, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	900,000	900,000
Series XL 02 60, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,200,000	2,200,000
Series XM 07 59, 1.95% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	175,000	175,000
Series XM 10 48, 1.95% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,300,000	2,300,000
Series XX 11 41, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	300,000	300,000
Series YX 11 50, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	2,300,000	2,300,000
TOTAL ILLINOIS		46,285,000
Indiana - 0.3%
Hamilton County Healthcare Facilities Rev. Participating VRDN Series XF 10 26, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	6,350,000	6,350,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 1.94% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	400,000	400,000
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 2% 12/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	900,000	900,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,800,000	1,800,000
Maryland - 0.2%
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	4,070,000	4,070,000
Michigan - 0.5%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 2.1% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,600,000	8,600,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	230,000	230,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series 2022 036, 1.02% 12/1/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,045,000	1,045,000
Series XG 02 69, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,500,000	1,500,000
TOTAL MICHIGAN		11,375,000
Missouri - 1.2%
Kansas City Indl. Dev. Auth. Participating VRDN:
Series XG 03 96, 2.09% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	2,500,000	2,500,000
Series XG 04 02, 1.97% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(c)(f)(g)	1,620,000	1,620,000
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,200,000	1,200,000
Missouri Health & Edl. Facilities Rev. Participating VRDN Series Floaters 14, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	24,000,000	24,000,000
TOTAL MISSOURI		29,320,000
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	585,000	585,000
Series 2022 ZL 03 02, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,740,000	1,740,000
Series 2022 ZL 03 03, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,000,000	3,000,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,200,000	2,200,000
TOTAL NEBRASKA		7,525,000
Nevada - 0.0%
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
New Jersey - 0.1%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series Floaters XG 02 24, 1.98% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	2,220,000	2,220,000
New Mexico - 0.0%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,000,000	1,000,000
New York - 1.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters 2018 E125, 1.1% 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,325,000	1,325,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series 2022 035, 1.02% 12/1/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	990,000	990,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,800,000	2,800,000
Series XF 28 68, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,805,000	4,805,000
New York Trans. Dev. Corp. Participating VRDN Series 2022 E 154, 2% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(c)(f)(g)	25,700,000	25,700,000
TOTAL NEW YORK		35,620,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Participating VRDN:
Series Floaters XM 06 16, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	1,300,000	1,300,000
Series ROC 14086, 1.95% 12/7/22 (Liquidity Facility Citibank NA) (b)(c)(f)(g)	2,050,000	2,050,000
Series XF 09 38, 1.97% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	4,945,000	4,945,000
Series ZL 02 55, 1.97% 12/7/22 (Liquidity Facility Bank of America NA) (b)(c)(f)(g)	470,000	470,000
TOTAL NEW YORK AND NEW JERSEY		8,765,000
Non-State Specific - 0.1%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500,000	3,500,000
North Carolina - 0.0%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series 2022 XG 04 03, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	827,000	827,000
North Dakota - 0.0%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	800,000	800,000
Ohio - 0.3%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	100,000	100,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	985,000	985,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 12 48, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,300,000	1,300,000
Ohio Hosp. Rev. Participating VRDN Series 002, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
Univ. of Cincinnati Gen. Receipts Participating VRDN Series 2022 ZL 03 55, 1.92% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	3,700,000	3,700,000
TOTAL OHIO		6,785,000
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series XX 12 24, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,490,000	1,490,000
Oregon - 0.0%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series ZF 09 42, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,200,000	1,200,000
Pennsylvania - 1.2%
Commonwealth Fing. Auth. Tobacco Participating VRDN Series XX 10 80, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,530,000	4,530,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	17,500,000	17,500,000
Series Putters 5025, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	2,900,000	2,900,000
Series Putters 5026, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	400,000	400,000
Southcentral Pennsylvania Gen. Auth. Rev. Participating VRDN Series XL 01 04, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)(g)	2,500,000	2,500,000
Southeastern Pennsylvania Trans. Auth. Rev. Participating VRDN Series XM 10 57, 1.95% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	1,100,000	1,100,000
TOTAL PENNSYLVANIA		28,930,000
South Carolina - 0.4%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters XF 07 43, 1.97% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	4,680,000	4,680,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	600,000	600,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XG 02 09, 1.94% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(f)(g)	5,625,000	5,625,000
TOTAL SOUTH CAROLINA		10,905,000
Tennessee - 0.0%
Metropolitan Nashville Arpt. Auth. Rev. Participating VRDN Series YX 11 39, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	695,000	695,000
Texas - 0.7%
Austin Arpt. Sys. Rev. Participating VRDN Series YX 11 99, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,400,000	2,400,000
Bridge City Independent School District Participating VRDN Series 2022 XL 03 25, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(f)(g)	2,605,000	2,605,000
Cypress-Fairbanks Independent School District Participating VRDN Series XL 03 34 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,915,000	2,915,000
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	900,000	900,000
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,500,000	2,500,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	1,535,000	1,535,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series XG 02 78, 1.94% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	800,000	800,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series XG 03 99, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	1,500,000	1,500,000
Ysleta Tex Independent School District Participating VRDN Series XF 13 38, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(f)(g)	2,000,000	2,000,000
TOTAL TEXAS		17,155,000
Virginia - 2.3%
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Participating VRDN Series XF 30 64, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,500,000	3,500,000
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 1.94% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1.12% 12/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(f)(g)	49,525,000	49,525,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	300,000	300,000
Series ZF 09 28, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(f)(g)	320,000	320,000
TOTAL VIRGINIA		56,645,000
Washington - 1.3%
CommonSpirit Health Participating VRDN Series XF 1017, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	8,000,000	8,000,000
Multicare Health Sys. Participating VRDN Series E 153, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(f)(g)	2,000,000	2,000,000
Port of Seattle Rev. Participating VRDN:
Series 2022 ZF 30 68, 1.95% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(f)(g)	2,635,000	2,635,000
Series 2022 ZL 03 16, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(f)(g)	2,200,000	2,200,000
Series Floaters XM 06 65, 2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	800,000	800,000
Series XF 13 71, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	1,725,000	1,725,000
Series XM 08 75, 2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	700,000	700,000
Series XM 10 27, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,000,000	2,000,000
Series ZF 13 97, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(f)(g)	2,585,000	2,585,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	1,500,000	1,500,000
Series Floaters XM 06 80, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	3,400,000	3,400,000
Series XG 02 87, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	4,185,000	4,185,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series YX 12 10, 2% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(f)(g)	700,000	700,000
TOTAL WASHINGTON		32,430,000
Wisconsin - 0.2%
Wisconsin Health & Edl. Facilities Participating VRDN Series Floaters XG 00 72, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(f)(g)	4,200,000	4,200,000
TOTAL TENDER OPTION BOND (Cost $509,272,000)		509,272,000

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $2,492,442,000)	2,492,442,000
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(19,355,586)
NET ASSETS - 100.0%	2,473,086,414

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,500,000 or 0.7% of net assets.

(f)	Provides evidence of ownership in one or more underlying municipal bonds.
(g)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	1,983,170,000	-	1,983,170,000	-

Tender Option Bond	509,272,000	-	509,272,000	-
Total Investments in Securities:	2,492,442,000	-	2,492,442,000	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $2,492,442,000):		$2,492,442,000
Cash		729
Interest receivable		4,378,918
Other receivables		5,820
Total assets		2,496,827,467
Liabilities
Payable for investments purchased
Regular delivery	$16,265,000
Delayed delivery	4,500,000
Distributions payable	2,970,237
Other payables and accrued expenses	5,816
Total Liabilities		23,741,053
Net Assets		$2,473,086,414
Net Assets consist of:
Paid in capital		$2,473,100,948
Total accumulated earnings (loss)		(14,534)
Net Assets		$2,473,086,414
Net Asset Value , offering price and redemption price per share ($2,473,086,414 ÷ 2,472,590,801 shares)		$1.0002

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Interest		$13,943,254
Expenses
Custodian fees and expenses	10,999
Independent trustees' fees and expenses	3,175
Total expenses before reductions	14,174
Expense reductions	(3,862)
Total expenses after reductions		10,312
Net Investment income (loss)		13,932,942
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	9,675
Total net realized gain (loss)		9,675
Net increase in net assets resulting from operations		$13,942,617
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,932,942	$2,855,230
Net realized gain (loss)	9,675	113,681
Net increase in net assets resulting from operations	13,942,617	2,968,911
Distributions to shareholders	(13,958,197)	(2,889,399)
Affiliated share transactions
Proceeds from sales of shares	5,772,823,000	11,760,356,800
Cost of shares redeemed	(5,155,930,000)	(11,247,136,125)
Net increase (decrease) in net assets and shares resulting from share transactions	616,893,000	513,220,675
Total increase (decrease) in net assets	616,877,420	513,300,187

Net Assets
Beginning of period	1,856,208,994	1,342,908,807
End of period	$2,473,086,414	$1,856,208,994

Other Information
Shares
Sold	5,771,668,666	11,758,005,199
Redeemed	(5,154,899,020)	(11,244,887,147)
Net increase (decrease)	616,769,646	513,118,052

Financial Highlights
Fidelity® Municipal Cash Central Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0072	.0016	.0011	.0130	.0155	.0113
Net realized and unrealized gain (loss)	- B	.0001	.0001	- B	- B	- B
Total from investment operations	.0072	.0017	.0012	.0130	.0155	.0113
Distributions from net investment income	(.0072)	(.0016)	(.0011)	(.0130)	(.0155)	(.0113)
Distributions from net realized gain	- B	- B	- B	- B	- B	(.0001)
Total distributions	(.0072)	(.0017) C	(.0011)	(.0130)	(.0155)	(.0113) C
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0001	$1.0001	$1.0001
Total Return D,E	.72%	.17%	.12%	1.31%	1.56%	1.14%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.49% I	.17%	.10%	1.18%	1.54%	1.06%
Supplemental Data
Net assets, end of period (000 omitted)	$2,473,086	$1,856,209	$1,342,909	$1,249,951	$728,715	$822,008

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax Cost	$2,492,442,000

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Municipal Cash Central Fund	431,925,000	559,895,000	-

4. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $3,677 and $185, respectively.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Municipal Cash Central Fund	0.002%
Actual		$ 1,000	$ 1,007.20	$ .01
Hypothetical- B		$ 1,000	$ 1,025.06	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.734025.122
MCC-SANN-0123
Fidelity® Tax-Free Cash Central Fund

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	99.2
31 - 60	0.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 60.1%
	Principal Amount (a)	Value ($)
Alabama - 3.5%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 1.1% 12/1/22, VRDN (b)	9,550,000	9,550,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 1.98% 12/7/22, LOC Bayerische Landesbank, VRDN (b)	16,200,000	16,200,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 1.12% 12/1/22, VRDN (b)	3,500,000	3,500,000
West Jefferson Indl. Dev. Series 2008, 2.02% 12/7/22, VRDN (b)	5,600,000	5,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 1.15% 12/1/22, VRDN (b)	14,650,000	14,650,000
TOTAL ALABAMA		49,500,000
Alaska - 3.0%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1993 A, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	7,235,000	7,235,000
Series 1993 B, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	13,370,000	13,370,000
Series 1993 C, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,855,000	5,855,000
(ExxonMobil Proj.) Series 2001, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	1,850,000	1,850,000
(Phillips Trans. Alaska, Inc. Proj.) Series 1994 B, 1.95% 12/7/22 (ConocoPhillips Co. Guaranteed), VRDN (b)	13,800,000	13,800,000
TOTAL ALASKA		42,110,000
Arizona - 0.4%
Maricopa County Poll. Cont. Rev. Series 2009 C, 2.1% 12/7/22, VRDN (b)	5,500,000	5,500,000
California - 0.4%
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B2, 0.6% 12/1/22 (Liquidity Facility UBS AG), VRDN (b)	5,700,000	5,700,000
Connecticut - 0.8%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2013 O, 1.92% 12/7/22, VRDN (b)	5,900,000	5,900,000
Connecticut Hsg. Fin. Auth. Series 2013 B6, 1.9% 12/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	6,200,000	6,200,000
TOTAL CONNECTICUT		12,100,000
District Of Columbia - 0.1%
District of Columbia Rev. (The AARP Foundation Proj.) Series 2004, 1.94% 12/7/22, LOC Bank of America NA, VRDN (b)	1,035,000	1,035,000
Florida - 2.7%
Escambia County Solid Waste Disp. Rev. (Gulf Pwr. Co. Proj.) Series 2009, 1.1% 12/1/22, VRDN (b)	18,300,000	18,300,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 1.12% 12/1/22, VRDN (b)	20,790,000	20,790,000
TOTAL FLORIDA		39,090,000
Georgia - 6.4%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 1.1% 12/1/22, LOC Wells Fargo Bank NA, VRDN (b)	8,335,000	8,335,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 1.4% 12/1/22, VRDN (b)	12,790,000	12,790,000
Series 2018, 1.6% 12/1/22, VRDN (b)	23,350,000	23,350,000
Coweta County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Yates Proj.) Series 2006, 1.7% 12/1/22, VRDN (b)	1,000,000	1,000,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 1.7% 12/1/22, VRDN (b)	3,200,000	3,200,000
Series 2008, 1.7% 12/1/22, VRDN (b)	6,200,000	6,200,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 1.1% 12/1/22, VRDN (b)	8,475,000	8,475,000
Series 2002 V1, 1.1% 12/1/22, VRDN (b)	28,200,000	28,200,000
TOTAL GEORGIA		91,550,000
Illinois - 1.9%
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 1.9% 12/7/22, LOC PNC Bank NA, VRDN (b)	6,475,000	6,475,000
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 1% 12/1/22, LOC Bank of America NA, VRDN (b)	1,145,000	1,145,000
Series 2011 A, 1% 12/1/22, LOC Bank of America NA, VRDN (b)	15,000,000	15,000,000
FHLMC Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 1.91% 12/7/22, LOC Freddie Mac, VRDN (b)	4,000,000	4,000,000
TOTAL ILLINOIS		26,620,000
Indiana - 2.0%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 1.05% 12/1/22, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	20,225,000	20,225,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 1% 12/1/22, LOC Barclays Bank PLC, VRDN (b)	6,845,000	6,845,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 1.06% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	1,600,000	1,600,000
TOTAL INDIANA		28,670,000
Iowa - 3.0%
Iowa Fin. Auth. Econ. Dev. Rev. Series 2011 A, 1.93% 12/7/22, VRDN (b)	15,800,000	15,800,000
Iowa Fin. Auth. Health Facilities Rev.:
Series 2013 B1, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	12,040,000	12,040,000
Series 2013 B2, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	14,960,000	14,960,000
TOTAL IOWA		42,800,000
Kansas - 1.6%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 2.15% 12/7/22, VRDN (b)	3,700,000	3,700,000
Series 2007 B, 2.15% 12/7/22, VRDN (b)	2,150,000	2,150,000
St. Mary's Kansas Poll. Cont. Rev.:
(Kansas Gas and Elec. Co. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	700,000	700,000
Series 1994, 2.1% 12/7/22, VRDN (b)	6,600,000	6,600,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 1.05% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	5,050,000	5,050,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	1,600,000	1,600,000
(Western Resources, Inc. Proj.) Series 1994, 2.1% 12/7/22, VRDN (b)	3,300,000	3,300,000
TOTAL KANSAS		23,100,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 2.23% 12/7/22, VRDN (b)	300,000	300,000
Series 2010 B1, 2.3% 12/7/22, VRDN (b)	1,700,000	1,700,000
TOTAL LOUISIANA		2,000,000
Massachusetts - 0.5%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2022 A, 1.85% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)(c)	2,800,000	2,800,000
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2022 A1, 1.88% 12/7/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,000,000	3,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Baystate Health Sys. Proj.) Series 2009 J2, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	2,050,000	2,050,000
TOTAL MASSACHUSETTS		7,850,000
Michigan - 2.5%
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 1% 12/1/22, VRDN (b)	27,060,000	27,060,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 1.15% 12/1/22, LOC Comerica Bank, VRDN (b)	4,630,000	4,630,000
Univ. of Michigan Rev. Series 2012 D1, 0.95% 12/1/22, VRDN (b)	4,500,000	4,500,000
TOTAL MICHIGAN		36,190,000
Minnesota - 1.9%
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs.) Series 2018 C, 1.05% 12/1/22, LOC Wells Fargo Bank NA, VRDN (b)	26,790,000	26,790,000
Mississippi - 2.4%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	1,000,000	1,000,000
Series 2007 C:
1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	5,600,000	5,600,000
1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	10,110,000	10,110,000
Series 2007 D, 1% 12/1/22 (Chevron Corp. Guaranteed), VRDN (b)	5,830,000	5,830,000
Series 2011 B, 1% 12/1/22, VRDN (b)	5,040,000	5,040,000
Series 2011 G, 1% 12/1/22, VRDN (b)	6,300,000	6,300,000
TOTAL MISSISSIPPI		33,880,000
Missouri - 0.3%
Missouri Health & Edl. Facilities Rev. (Washington Univ. Proj.) Series 2003 B, 1.06% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	4,300,000	4,300,000
New York - 7.0%
New York City Gen. Oblig.:
Series 2006 I8, 1.05% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	4,000,000	4,000,000
Series 2008 L4, 1.05% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	6,675,000	6,675,000
Series 2013 A3, 1.05% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	6,600,000	6,600,000
Series 2018 E, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,900,000	3,900,000
Series 2022, 1.02% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	1,265,000	1,265,000
Series 2023 A, 1% 12/1/22 (Liquidity Facility Bank of Montreal), VRDN (b)	7,090,000	7,090,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2003 F2, 1.05% 12/1/22 (Liquidity Facility Citibank NA), VRDN (b)	8,000,000	8,000,000
Series 2016 AA2, 1.91% 12/7/22 (Liquidity Facility PNC Bank NA), VRDN (b)(c)	2,000,000	2,000,000
Series 2021 EE1, 1.05% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (b)	1,575,000	1,575,000
Series 2021 EE2, 1.05% 12/1/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,900,000	6,900,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A4, 1% 12/1/22 (Liquidity Facility TD Banknorth, NA), VRDN (b)	3,990,000	3,990,000
Series 2015 A3, 1.01% 12/1/22 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	17,825,000	17,825,000
Series 2019 B4, 1% 12/1/22 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	7,370,000	7,370,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	3,190,000	3,190,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B1, 1.05% 12/1/22, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,700,000	4,700,000
Series 2005 B 2B, 1.8% 12/7/22, LOC State Street Bank & Trust Co., Boston, VRDN (b)	14,000,000	14,000,000
TOTAL NEW YORK		99,080,000
North Carolina - 0.5%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 E, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	6,575,000	6,575,000
Ohio - 1.6%
Cuyahoga County Health Care Facilities Rev. (The A.M. McGregor Home Proj.) Series 2014, 1.95% 12/7/22, LOC Northern Trust Co., VRDN (b)	1,365,000	1,365,000
Franklin County Hosp. Facilities Rev. Series 2018 D, 1.92% 12/7/22, VRDN (b)	2,250,000	2,250,000
Ohio Hosp. Rev. Series 2018, 1% 12/1/22, LOC PNC Bank NA, VRDN (b)	3,730,000	3,730,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 2% 12/7/22, VRDN (b)	15,500,000	15,500,000
TOTAL OHIO		22,845,000
Oregon - 1.0%
Oregon Facilities Auth. Rev. Series 2018 B, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	14,000,000	14,000,000
Pennsylvania - 0.7%
Beaver County Indl. Dev. Auth. Series 2018 A, 1.94% 12/7/22, LOC Truist Bank, VRDN (b)	365,000	365,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 1.1% 12/1/22, VRDN (b)	7,910,000	7,910,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 1.1% 12/1/22, LOC JPMorgan Chase Bank, VRDN (b)	1,145,000	1,145,000
TOTAL PENNSYLVANIA		9,420,000
Rhode Island - 0.4%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Bryant Univ. Proj.) Series 2008, 1.87% 12/7/22, LOC TD Banknorth, NA, VRDN (b)	5,935,000	5,935,000
Tennessee - 3.3%
Blount County Pub. Bldg. Auth. Series D3A, 1.07% 12/1/22 (Liquidity Facility Bank of America NA), VRDN (b)	12,320,000	12,320,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	4,635,000	4,635,000
Series 2003, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	12,060,000	12,060,000
Series 2005, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	14,465,000	14,465,000
Series 2008, 1.1% 12/1/22, LOC Bank of America NA, VRDN (b)	1,000,000	1,000,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 2006, 1.08% 12/1/22, LOC Bank of America NA, VRDN (b)	2,790,000	2,790,000
TOTAL TENNESSEE		47,270,000
Texas - 10.4%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	4,065,000	4,065,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2020 B, 1% 12/1/22, VRDN (b)	18,355,000	18,355,000
Harris County Health Facilities Dev. Corp. Rev. (Methodist Hosp. Proj.) Series A1, 1% 12/1/22, VRDN (b)	8,600,000	8,600,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 1% 12/1/22 (Exxon Mobil Corp. Guaranteed), VRDN (b)	5,495,000	5,495,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2005, 1% 12/1/22 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	10,200,000	10,200,000
Series 2010 A, 1.87% 12/7/22 (TotalEnergies SE Guaranteed), VRDN (b)	17,765,000	17,765,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	22,000,000	22,000,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 1% 12/1/22, LOC TD Banknorth, NA, VRDN (b)	33,480,000	33,480,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 1.95% 12/7/22 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (b)	3,500,000	3,500,000
Series 2011 B, 1.95% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,000,000	2,000,000
Series 2013 A, 1.95% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	2,675,000	2,675,000
Series 2013 B, 1.95% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	7,700,000	7,700,000
Series 2014 A, 1.95% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	3,500,000	3,500,000
Series 2015 A, 1.92% 12/7/22 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	6,800,000	6,800,000
Univ. of Texas Board of Regents Sys. Rev. Series 2007 B, 1.88% 12/7/22 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (b)	1,855,000	1,855,000
TOTAL TEXAS		147,990,000
Virginia - 0.1%
Roanoke Econ. Dev. Authority. Series 2020 C, 1.9% 12/7/22, LOC Wells Fargo Bank NA, VRDN (b)	1,365,000	1,365,000
Washington - 0.2%
Snohomish County Hsg. Auth. Hsg. Rev. (Ebey Arms Centerhouse Proj.) Series 2003, 1.95% 12/7/22, LOC Bank of America NA, VRDN (b)	3,540,000	3,540,000
West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series A, 2% 12/7/22, LOC Truist Bank, VRDN (b)	240,000	240,000
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2019 A, 2% 12/7/22, VRDN (b)	8,500,000	8,500,000
Wisconsin Health & Edl. Facilities Series 2018 A, 1% 12/1/22, LOC Barclays Bank PLC, VRDN (b)	1,450,000	1,450,000
TOTAL WISCONSIN		9,950,000
Wyoming - 0.7%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.97% 12/7/22, VRDN (b)	9,900,000	9,900,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $856,895,000)		856,895,000

Tender Option Bond - 39.7%
	Principal Amount (a)	Value ($)
Alabama - 0.4%
Huntsville Hosp. Participating VRDN Series XG 03 84, 1.94% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,910,000	1,910,000
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series 50 44, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	3,800,000	3,800,000
TOTAL ALABAMA		5,710,000
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MIZ 91 01, 1.12% 12/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	7,060,000	7,060,000
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 2.02% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	375,000	375,000
Mesa Util. Sys. Rev. Participating VRDN Series XM 10 12, 1.95% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	500,000	500,000
TOTAL ARIZONA		7,935,000
California - 0.3%
California Health Facilities Fing. Auth. Rev. Participating VRDN Series 17 04, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	800,000	800,000
Sacramento City Fing. Auth. Rev. Participating VRDN Series Floaters XG 01 00, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	900,000	900,000
Univ. of California Revs. Participating VRDN:
Series Floaters XG 00 61, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,700,000	1,700,000
Series Floaters ZF 26 70, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	1,200,000	1,200,000
TOTAL CALIFORNIA		4,600,000
Colorado - 1.2%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	17,570,000	17,570,000
Connecticut - 1.5%
Connecticut Gen. Oblig. Participating VRDN:
Series 2017, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,900,000	1,900,000
Series Floaters 014, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,040,000	1,040,000
Series Floaters 016, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
Series Floaters G66, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,055,000	3,055,000
Series Floaters YX 10 95, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,300,000	1,300,000
Series XM 10 35, 1.93% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	4,005,000	4,005,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Participating VRDN:
Series Floaters YX 10 77, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,700,000	2,700,000
Series ROC II R 14073, 1.96% 12/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	700,000	700,000
Series YX 11 37, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(c)(d)(e)	3,365,000	3,365,000
TOTAL CONNECTICUT		22,065,000
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Participating VRDN:
Series Floaters YX 10 39, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,210,000	5,210,000
Series MS 4301, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	6,750,000	6,750,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN:
Series 2022 XG 04 04, 1.99% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,485,000	3,485,000
Series XF 08 52, 1.93% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	1,355,000	1,355,000
Series XF 08 53, 1.95% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,875,000	1,875,000
TOTAL DISTRICT OF COLUMBIA		18,675,000
Florida - 2.2%
Alachua County Health Facilities Auth. Health Facilities Rev. Participating VRDN Series XF 11 39, 1.98% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	700,000	700,000
Central Florida Expressway Auth. Sr. Lien Rev. Participating VRDN Series XX 11 36, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,375,000	2,375,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	3,940,000	3,940,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	200,000	200,000
South Broward Hosp. District Rev. Participating VRDN Series XG 03 45, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	300,000	300,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XF 25 23, 1.97% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	400,000	400,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	22,800,000	22,800,000
TOTAL FLORIDA		30,715,000
Georgia - 0.4%
Brookhaven Dev. Auth. Rev. Participating VRDN Series XL 03 07, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	1,130,000	1,130,000
Cobb County Kennestone Hosp. Auth. Rev. Participating VRDN Series XF 11 49, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	900,000	900,000
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	540,000	540,000
Main Street Natural Gas, Inc. Participating VRDN Series 2022 ZL 03 05, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,400,000	3,400,000
TOTAL GEORGIA		5,970,000
Hawaii - 0.6%
Honolulu City and County Wastewtr. Sys. Participating VRDN Series 15 XM0080, 1.93% 12/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	7,960,000	7,960,000
Illinois - 3.2%
Chicago Gen. Oblig. Participating VRDN:
Series 2022 XF 30 42, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	6,300,000	6,300,000
Series 2022 XF 30 45, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,900,000	1,900,000
Series XM 10 05, 2.05% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	600,000	600,000
Series XX 12 64, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,500,000	2,500,000
Chicago Transit Auth. Participating VRDN Series XL 01 45, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	10,275,000	10,275,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floater 041, 1.03% 12/1/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,555,000	1,555,000
Series Floaters 017, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,580,000	1,580,000
Series XF 11 47, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,000,000	1,000,000
Illinois Gen. Oblig. Participating VRDN:
Series XL 02 60, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,400,000	2,400,000
Series XM 07 59, 1.95% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	390,000	390,000
Series XM 10 48, 1.95% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,800,000	1,800,000
Series XX 11 41, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	500,000	500,000
Series YX 11 50, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,500,000	2,500,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XM 04 75, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,375,000	9,375,000
Metropolitan Pier & Exposition Participating VRDN:
Series 2022 XG 04 16, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,500,000	1,500,000
Series XL 01 37, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,540,000	1,540,000
TOTAL ILLINOIS		45,715,000
Kansas - 0.1%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series YX 12 23, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,040,000	2,040,000
Kentucky - 0.1%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 2% 12/7/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	900,000	900,000
Maryland - 1.1%
Maryland Health & Higher Edl. Participating VRDN Series XG 03 35, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	290,000	290,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	15,100,000	15,100,000
TOTAL MARYLAND		15,390,000
Michigan - 1.0%
Eastern Michigan Univ. Revs. Participating VRDN Series Floater 046, 2.1% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,900,000	5,900,000
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	365,000	365,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,660,000	1,660,000
Series XM 02 23, 1.94% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	800,000	800,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series YZ 11 94, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,400,000	2,400,000
Univ. of Michigan Rev. Participating VRDN Series Floaters XF 25 48, 1.95% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	3,500,000	3,500,000
TOTAL MICHIGAN		14,625,000
Minnesota - 0.4%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	5,360,000	5,360,000
Missouri - 3.5%
Kansas City Spl. Oblig. Participating VRDN Series YX 11 93, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series Floaters XG 01 57, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	7,900,000	7,900,000
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters C16, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	6,300,000	6,300,000
Missouri Health & Edl. Facilities Rev. Participating VRDN:
Series Floaters 14, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	30,800,000	30,800,000
Series Floaters C17, 1.94% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	2,200,000	2,200,000
St Louis County Spl. Oblig. Participating VRDN Series XG 03 82, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,240,000	2,240,000
TOTAL MISSOURI		50,540,000
Nebraska - 0.5%
Central Plains Energy Proj. Rev. Participating VRDN:
Series 2022 ZL 03 01, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	600,000	600,000
Series XM 09 92, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,735,000	4,735,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	2,200,000	2,200,000
TOTAL NEBRASKA		7,535,000
Nevada - 1.0%
Clark County Fuel Tax Participating VRDN Series Floaters XF 25 80, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	9,800,000	9,800,000
Las Vegas Convention & Visitors Auth. Participating VRDN Series XF 28 06, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,700,000	4,700,000
TOTAL NEVADA		14,500,000
New Jersey - 0.7%
New Jersey Econ. Dev. Auth. Lease Rev. Participating VRDN Series Floaters XF 25 25, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,405,000	5,405,000
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series Floaters XF 25 38, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,810,000	2,810,000
Union County Impt. Auth. Participating VRDN Series XF 10 19, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,615,000	1,615,000
TOTAL NEW JERSEY		9,830,000
New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Participating VRDN Series YX 11 89, 1.95% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,100,000	1,100,000
New York - 2.7%
New York City Gen. Oblig. Participating VRDN Series Floaters E 118, 1.1% 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	12,250,000	12,250,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 1.1% 12/1/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	4,200,000	4,200,000
Series XF 30 67, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN Series XX 11 87, 1.93% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	8,645,000	8,645,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series 2020 XF 29 09, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,000,000	4,000,000
Series RBC E 126, 1.95% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,100,000	3,100,000
Series XF 30 00, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,760,000	2,760,000
TOTAL NEW YORK		38,955,000
New York And New Jersey - 0.1%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XF 05 65, 1.93% 12/7/22 (Liquidity Facility Toronto-Dominion Bank) (b)(d)(e)	1,300,000	1,300,000
Non-State Specific - 0.2%
Monroeville Fin. Auth. UPMC Rev. Participating VRDN Series YX 11 85, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,300,000	3,300,000
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. Participating VRDN Series XL 02 45, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	800,000	800,000
Ohio - 0.6%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 2% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	200,000	200,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 1.93% 12/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	4,000,000	4,000,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 003, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	495,000	495,000
Montgomery County Hosp. Rev. Participating VRDN Series XX 12 48, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	800,000	800,000
Ohio Gen. Oblig. Participating VRDN Series Floaters XF 25 91, 1.93% 12/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	2,000,000	2,000,000
Ohio Hosp. Rev. Participating VRDN Series 002, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,000,000	1,000,000
TOTAL OHIO		8,495,000
Oklahoma - 1.5%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 1.93% 12/7/22 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(d)(e)	14,865,000	14,865,000
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series XX 12 24, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,900,000	5,900,000
TOTAL OKLAHOMA		20,765,000
Pennsylvania - 4.6%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters XX 10 94, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	5,260,000	5,260,000
Commonwealth Fing. Auth. Tobacco Participating VRDN:
Series XL 00 60, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,200,000	1,200,000
Series XX 10 80, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,800,000	1,800,000
Pennsylvania Econ. Dev. Participating VRDN Series XM 0048, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	9,205,000	9,205,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series XG 02 63, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	4,930,000	4,930,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	19,790,000	19,790,000
Series Putters 5025, 1.08% 12/1/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	20,890,000	20,890,000
Philadelphia Auth. for Indl. Dev. Participating VRDN Series 2022 044, 1.01% 12/1/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	1,940,000	1,940,000
TOTAL PENNSYLVANIA		65,015,000
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. Participating VRDN Series Floaters XF 07 43, 1.97% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	700,000	700,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	600,000	600,000
TOTAL SOUTH CAROLINA		1,300,000
Tennessee - 0.7%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 1.1% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	10,355,000	10,355,000
Texas - 2.2%
El Paso Independent School District Participating VRDN Series Solar 17 01, 1.95% 12/7/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	4,800,000	4,800,000
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Participating VRDN Series 2022 006, 2.05% 1/11/23 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,500,000	2,500,000
Leander Independent School District Participating VRDN Series 2022 XF 30 37, 1.92% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	3,040,000	3,040,000
Memorial Hermann Hosp. Sys. Participating VRDN Series XF 11 40, 1.96% 12/7/22 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(d)(e)	1,350,000	1,350,000
New Braunfels Independent School District Participating VRDN Series 2022 XM 10 63, 1.93% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	1,250,000	1,250,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 2% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	615,000	615,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN:
Series E 141, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	10,120,000	10,120,000
Series XG 02 78, 1.94% 12/7/22 (Liquidity Facility Bank of America NA) (b)(d)(e)	2,100,000	2,100,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series 2021 E1 50, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	5,000,000	5,000,000
TOTAL TEXAS		30,775,000
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series E152, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	8,050,000	8,050,000
Virginia - 3.8%
Hampton Roads Trans. Accountability Commission Participating VRDN Series ZL 02 67, 1.93% 12/7/22 (Liquidity Facility Wells Fargo Bank NA) (b)(d)(e)	2,250,000	2,250,000
Lynchburg Econ. Dev. Participating VRDN Series Floaters XG 01 47, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,520,000	2,520,000
Norfolk Econ. Dev. Health Care Facilities Participating VRDN Series 2022 C20, 1.94% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,000,000	3,000,000
Suffolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series MIZ 90 25, 1.12% 12/1/22 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(d)(e)	46,210,000	46,210,000
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	300,000	300,000
Series ZF 09 28, 2.05% 12/7/22 (Liquidity Facility JPMorgan Chase Bank) (b)(d)(e)	320,000	320,000
TOTAL VIRGINIA		54,600,000
Washington - 2.3%
Multicare Health Sys. Participating VRDN Series E 153, 1.93% 12/7/22 (Liquidity Facility Royal Bank of Canada) (b)(d)(e)	3,900,000	3,900,000
Port of Seattle Gen. Oblig. Participating VRDN Series 2017 ZF 2411, 1.93% 12/7/22 (Liquidity Facility Citibank NA) (b)(d)(e)	7,500,000	7,500,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Solar 0055, 1.1% 12/1/22 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(d)(e)	2,905,000	2,905,000
Washington Convention Ctr. Pub. Facilities Participating VRDN:
Series 2022 XX 12 38, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,100,000	2,100,000
Series Floaters XM 06 80, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	9,400,000	9,400,000
Series XG 02 96, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	4,700,000	4,700,000
Washington Health Care Facilities Auth. Rev. Participating VRDN:
Series XF 30 62, 1.94% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	2,300,000	2,300,000
Series YX 12 10, 2% 12/7/22 (Liquidity Facility Barclays Bank PLC) (b)(d)(e)	600,000	600,000
TOTAL WASHINGTON		33,405,000
TOTAL TENDER OPTION BOND (Cost $565,850,000)		565,850,000

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $1,422,745,000)	1,422,745,000
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,320,746
NET ASSETS - 100.0%	1,425,065,746

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Provides evidence of ownership in one or more underlying municipal bonds.
(e)	Coupon rates are determined by re-marketing agents based on current market conditions.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Variable Rate Demand Note	856,895,000	-	856,895,000	-

Tender Option Bond	565,850,000	-	565,850,000	-
Total Investments in Securities:	1,422,745,000	-	1,422,745,000	-
Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule Unaffiliated issuers (cost $1,422,745,000):		$1,422,745,000
Cash		1,334
Receivable for investments sold		10,900,000
Interest receivable		3,803,144
Other receivables		6,799
Total assets		1,437,456,277
Liabilities
Payable for investments purchased
Regular delivery	$4,000,000
Delayed delivery	6,285,000
Distributions payable	2,099,405
Other payables and accrued expenses	6,126
Total Liabilities		12,390,531
Net Assets		$1,425,065,746
Net Assets consist of:
Paid in capital		$1,425,040,895
Total accumulated earnings (loss)		24,851
Net Assets		$1,425,065,746
Net Asset Value , offering price and redemption price per share ($1,425,065,746 ÷ 1,424,596,218 shares)		$1.0003

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Interest		$13,471,735
Expenses
Custodian fees and expenses	13,563
Independent trustees' fees and expenses	3,639
Total expenses before reductions	17,202
Expense reductions	(15,813)
Total expenses after reductions		1,389
Net Investment income (loss)		13,470,346
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	45,599
Total net realized gain (loss)		45,599
Net increase in net assets resulting from operations		$13,515,945
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$13,470,346	$2,245,857
Net realized gain (loss)	45,599	75,943
Net increase in net assets resulting from operations	13,515,945	2,321,800
Distributions to shareholders	(13,506,086)	(2,269,569)
Affiliated share transactions
Proceeds from sales of shares	4,172,182,000	7,610,783,400
Cost of shares redeemed	(4,765,056,675)	(6,738,133,200)
Net increase (decrease) in net assets and shares resulting from share transactions	(592,874,675)	872,650,200
Total increase (decrease) in net assets	(592,864,816)	872,702,431

Net Assets
Beginning of period	2,017,930,562	1,145,228,131
End of period	$1,425,065,746	$2,017,930,562

Other Information
Shares
Sold	4,170,931,377	7,608,577,795
Redeemed	(4,763,627,968)	(6,736,224,856)
Net increase (decrease)	(592,696,591)	872,352,939

Financial Highlights
Fidelity® Tax-Free Cash Central Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0003	$1.0003	$1.0002	$1.0001	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0069	.0016	.0009	.0126	.0151	.0108
Net realized and unrealized gain (loss)	- B	- B	.0002	.0001	- B	.0001
Total from investment operations	.0069	.0016	.0011	.0127	.0151	.0109
Distributions from net investment income	(.0069)	(.0016)	(.0009)	(.0126)	(.0151)	(.0108)
Distributions from net realized gain	- B	- B	- B	- B	-	- B
Total distributions	(.0069)	(.0016)	(.0010) C	(.0126)	(.0151)	(.0109) C
Net asset value, end of period	$1.0003	$1.0003	$1.0003	$1.0002	$1.0001	$1.0001
Total Return D,E	.69%	.16%	.10%	1.28%	1.52%	1.09%
Ratios to Average Net Assets A,F,G
Expenses before reductions H	-% I	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any H	-% I	-%	-%	-%	-%	-%
Expenses net of all reductions H	-% I	-%	-%	-%	-%	-%
Net investment income (loss)	1.30% I	.18%	.10%	1.17%	1.52%	1.11%
Supplemental Data
Net assets, end of period (000 omitted)	$1,425,066	$2,017,931	$1,145,228	$1,771,739	$1,032,627	$1,173,470

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total distributions per share do not sum due to rounding.

D Total returns for periods of less than one year are not annualized.

E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

H Amount represents less than .005%.

I Annualized.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.
2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$1,422,745,000

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.
3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.   Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Tax-Free Cash Central Fund	558,620,000	235,330,000	-

4. Expense Reductions.
Through arrangements with the Fund's custodian and transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $15,628 and $185 respectively.
5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Tax-Free Cash Central Fund	0.002%
Actual		$ 1,000	$ 1,006.90	$ .01
Hypothetical- B		$ 1,000	$ 1,025.06	$ .01

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided . The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Service s. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale . The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.810806.118
TFC-SANN-0123
Fidelity® Securities Lending Cash Central Fund

Semi-Annual Report
November 30, 2022

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary November 30, 2022 (Unaudited)
Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	100.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Net Other Assets (Liabilities) - (0.3)%*
*Net Other Assets (Liabilities) are not available in the pie chart.

Schedule of Investments November 30, 2022 (Unaudited)

Showing Percentage of Net Assets
Non-Negotiable Time Deposit - 5.6%
	Yield (%)(a)	Principal Amount (b)	Value ($)
Time Deposits - 5.6%
Canadian Imperial Bank of Commerce
12/1/22	3.80	13,000,000	13,000,000
Credit Agricole CIB
12/1/22	3.80	98,000,000	98,000,000
Mizuho Bank Ltd.
12/1/22	3.82	203,000,000	203,000,000
Mizuho Bank Ltd. Canada Branch
12/1/22	3.83	1,381,100,000	1,381,100,000
Royal Bank of Canada
12/1/22	3.82	112,000,000	112,000,000

TOTAL NON-NEGOTIABLE TIME DEPOSIT (Cost $1,807,100,000)			1,807,100,000

U.S. Government Agency Repurchase Agreement - 3.0%
	Maturity Amount ($)	Value ($)
In a joint trading account at 3.8% dated 11/30/22 due 12/1/22 (Collateralized by U.S. Government Obligations) # (Cost $976,389,000)	976,492,024	976,389,000

U.S. Treasury Repurchase Agreement - 91.7%
	Maturity Amount ($)	Value ($)
With Federal Reserve Bank of New York at 3.8%, dated 11/30/22 due 12/1/22 (Collateralized by U.S. Treasury Obligations valued at $29,771,142,183, 0.13% - 1.88%, 5/15/23-2/15/32) (Cost $29,768,000,000)	29,771,142,178	29,768,000,000

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $32,551,489,000)	32,551,489,000
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(107,671,209)
NET ASSETS - 100.0%	32,443,817,791

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Non-Negotiable Time Deposit	1,807,100,000	-	1,807,100,000	-

U.S. Government Agency Repurchase Agreement	976,389,000	-	976,389,000	-

U.S. Treasury Repurchase Agreement	29,768,000,000	-	29,768,000,000	-
Total Investments in Securities:	32,551,489,000	-	32,551,489,000	-
Other Information
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value ($)
$976,389,000 due 12/01/22 at 3.80%
BofA Securities, Inc.	168,616,000
JP Morgan Securities LLC	79,220,000
Nomura Securities International	587,201,000
Societe Generale	141,352,000
976,389,000

Financial Statements   (Unaudited)
Statement of Assets and Liabilities
		November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $30,744,389,000) - See accompanying schedule Unaffiliated issuers (cost $32,551,489,000):		$32,551,489,000
Cash		816
Interest receivable		3,436,921
Total assets		32,554,926,737
Liabilities
Distributions payable	$111,099,414
Other payables and accrued expenses	9,532
Total Liabilities		111,108,946
Net Assets		$32,443,817,791
Net Assets consist of:
Paid in capital		$32,443,757,857
Total accumulated earnings (loss)		59,934
Net Assets		$32,443,817,791
Net Asset Value , offering price and redemption price per share ($32,443,817,791 ÷ 32,440,713,560 shares)		$1.0001

Statement of Operations
		Six months ended November 30, 2022 (Unaudited)
Investment Income
Interest		$442,527,447
Expenses
Custodian fees and expenses	24,982
Independent trustees' fees and expenses	66,401
Total expenses before reductions	91,383
Expense reductions	(175)
Total expenses after reductions		91,208
Net Investment income (loss)		442,436,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	16
Total net realized gain (loss)		16
Net increase in net assets resulting from operations		$442,436,255
Statement of Changes in Net Assets

	Six months ended November 30, 2022 (Unaudited)	Year ended May 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$442,436,239	$56,363,633
Net realized gain (loss)	16	70,879
Change in net unrealized appreciation (depreciation)	-	(201,212)
Net increase in net assets resulting from operations	442,436,255	56,233,300
Distributions to shareholders	(442,414,324)	(56,363,661)
Affiliated share transactions
Proceeds from sales of shares	156,639,732,958	310,889,056,981
Cost of shares redeemed	(161,767,962,352)	(309,561,809,964)
Net increase (decrease) in net assets and shares resulting from share transactions	(5,128,229,394)	1,327,247,017
Total increase (decrease) in net assets	(5,128,207,463)	1,327,116,656

Net Assets
Beginning of period	37,572,025,254	36,244,908,598
End of period	$32,443,817,791	$37,572,025,254

Other Information
Shares
Sold	156,624,070,551	310,857,971,184
Redeemed	(161,751,787,173)	(309,530,856,879)
Net increase (decrease)	(5,127,716,622)	1,327,114,305

Financial Highlights
Fidelity® Securities Lending Cash Central Fund

	Six months ended (Unaudited) November 30, 2022	Years ended May 31, 2022	2021	2020	2019	2018
Selected Per-Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001	$1.0001
Income from Investment Operations
Net investment income (loss) A	.0123	.0016	.0009	.0155	.0223	.0131
Net realized and unrealized gain (loss)	- B	- B	- B	(.0001)	.0001	- B
Total from investment operations	.0123	.0016	.0009	.0154	.0224	.0131
Distributions from net investment income	(.0123)	(.0016)	(.0009)	(.0155)	(.0223)	(.0131)
Total distributions	(.0123)	(.0016)	(.0009)	(.0155)	(.0223)	(.0131)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.0002	$1.0001
Total Return C,D	1.23%	.15%	.09%	1.56%	2.26%	1.32%
Ratios to Average Net Assets A,E,F
Expenses before reductions	-% G,H	-% H	-% H	.01%	.01%	-% H
Expenses net of fee waivers, if any	-% G,H	-% H	-% H	.01%	.01%	-% H
Expenses net of all reductions	-% G,H	-% H	-% H	.01%	.01%	-% H
Net investment income (loss)	2.43% G	.16%	.09%	1.57%	2.22%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$32,443,818	$37,572,025	$36,244,909	$21,223,031	$18,063,947	$22,829,071

A Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

B Amount represents less than $.00005 per share.

C Total returns for periods of less than one year are not annualized.

D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

G Annualized.

H Amount represents less than .005%.

Notes to Financial Statements   (Unaudited)
For the period ended November 30, 2022

1. Organization.
Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares.   The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates.   The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies . The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of November 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.   Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$32,551,489,000

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, funds and other registered investment companies having management contracts with Fidelity Management and Research Company LLC, or its affiliates are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The collateral balance is monitored on a daily basis to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.

4. Expense Reductions.
Through arrangements with the Fund's transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $175.

5. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 1, 2022 to November 30, 2022).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period- C June 1, 2022 to November 30, 2022

Fidelity® Securities Lending Cash Central Fund	0.001%
Actual		$ 1,000	$ 1,012.30	$- D
Hypothetical- B		$ 1,000	$ 1,025.07	$- D

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than $.005.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Securities Lending Cash Central Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company LLC (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) - Operations, Audit, Fair Valuation, and Governance and Nominating - each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all the Independent Trustees are members, meets regularly throughout the year and requests, receives and considers, among other matters, information related to the annual consideration of the renewal of the fund's Advisory Contracts before making its recommendation to the Board. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet from time to time with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2022 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. The Board also considered the steps Fidelity had taken to ensure the continued provision of high quality services to the Fidelity funds throughout the COVID-19 pandemic, including the expansion of staff in client facing positions to maintain service levels in periods of high volumes and volatility.

Resources Dedicated to Investment Management and Support Services . The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted the resources devoted to Fidelity's global investment organization, and that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, cybersecurity, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services . The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance . The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio . The Board considered that while the fund does not pay a management fee, FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund with certain limited exceptions (i.e., custody fees, interest, taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, and extraordinary expenses). The Board further noted that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability . The Board considered the profitability of the funds that invest in the fund, as well as Fidelity's profits in respect of all the Fidelity funds.

A public accounting firm has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. The engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of certain fund profitability information and its conformity to established allocation methodologies. After considering the reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the funds' business. The Board considered areas where potential indirect benefits to the Fidelity funds from their relationships with Fidelity may exist. The Board's consideration of these matters was informed by the findings of a joint ad hoc committee created by it and the boards of other Fidelity funds to evaluate potential fall-out benefits.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund with certain limited exceptions, the realization of economies of scale was not a material factor in the Board's decision to renew the fund's Advisory Contract.

Additional Information Requested by the Board . In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) the extent to which current market conditions have affected retention and recruitment of personnel; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the terms of the funds' various management fee structures, including the basic group fee and the terms of Fidelity's voluntary expense limitation arrangements; (vi) Fidelity's transfer agent, pricing and bookkeeping fees, expense and service structures for different funds and classes relative to competitive trends; (vii) the impact on fund profitability of recent industry trends, such as the growth in passively managed funds and the changes in flows for different types of funds; (viii) the types of management fee and total expense comparisons provided, and the challenges and limitations associated with such information; and (ix) explanations regarding the relative total expense ratios and management fees of certain funds and classes, total expense and management fee competitive trends, and methodologies for total expense and management fee competitive comparisons. In addition, the Board considered its discussions with Fidelity regarding Fidelity's efforts to maintain the continuous investment and shareholder services necessary for the funds during the current pandemic and economic circumstances.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable and that the fund's Advisory Contracts should be renewed.

1.743119.122
CCC-SANN-0123

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Revere Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 19, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 19, 2023